                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian                Mount Kisco, NY              02/09/2005
------------------------                ---------------              ----------
      [Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-
   -------------------        ---------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           65

Form 13F Information Table Value Total:      271,465
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

PORTVUE-SEC13F.LNP
RUN DATE: 02/08/05  8:35 A.M.

                             DSM CAPITALPARTNERS LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/04

                                                                                                         VOTING AUTHORITY
                                                         VALUE   SHARES/   SH/ PUT/  INVSTMT    OTHER   ------------------
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
--------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  ----  ------  ----
ACCENTURE                   COM             G1150G111    10156    376140   SH        DEFINED              0   376140    0
ADOBE SYSTEMS               COM             00724F101    13787    219755   SH        DEFINED              0   219755    0
ADVANCED MEDICAL OPTICS     COM             00763M108      230      5585   SH        DEFINED              0     5585    0
AMERICAN EXPRESS            COM             025816109     5405     95890   SH        DEFINED              0    95890    0
AMERICAN MEDICAL SYSTEMS    COM             02744M108      570     13630   SH        DEFINED              0    13630    0
ANTEON INTERNATIONAL        COM             03674E108      638     15245   SH        DEFINED              0    15245    0
ASK JEEVES                  COM             045174109      431     16130   SH        DEFINED              0    16130    0
BECKMAN COULTER             COM             075811109      661      9860   SH        DEFINED              0     9860    0
BED BATH & BEYOND           COM             075896100     7195    180640   SH        DEFINED              0   180640    0
BIOMET                      COM             090613100     7956    183360   SH        DEFINED              0   183360    0
BUFFALO WILD WINGS          COM             119848109      246      7080   SH        DEFINED              0     7080    0
C H ROBINSON WORLDWIDE      COM             12541W100     6512    117290   SH        DEFINED              0   117290    0
CACI INTERNATIONAL          COM             127190304      725     10645   SH        DEFINED              0    10645    0
CELGENE                     COM             151020104     4726    178205   SH        DEFINED              0   178205    0
CENDANT                     COM             151313103     5865    250855   SH        DEFINED              0   250855    0
CHECK POINT SOFTWARE        COM             M22465104      490     19880   SH        DEFINED              0    19880    0
COGNOS                      COM             19244C109    10082    228830   SH        DEFINED              0   228830    0
DEVON ENERGY                COM             25179M103     2460     63195   SH        DEFINED              0    63195    0
DIGITAL RIVER               COM             25388B104      258      6205   SH        DEFINED              0     6205    0
ENGINEERED SUPPORT SYSTEMS  COM             292866100      632     10665   SH        DEFINED              0    10665    0
EOG RESOURCES               COM             26875P101     2410     33775   SH        DEFINED              0    33775    0
FINDWHAT.COM                COM             317794105      441     24850   SH        DEFINED              0    24850    0
FISHER SCIENTIFIC           COM             338032204    14325    229635   SH        DEFINED              0   229635    0
FLIR SYSTEMS                COM             302445101      586     18380   SH        DEFINED              0    18380    0
FRANKLIN RESOURCES          COM             354613101      212      3050   SH        DEFINED              0     3050    0
GENZYME                     COM             372917104    17060    293780   SH        DEFINED              0   293780    0
GILEAD SCIENCES             COM             375558103     9516    271950   SH        DEFINED              0   271950    0
HOME DEPOT                  COM             437076102     7484    175105   SH        DEFINED              0   175105    0
HYPERION SOLUTIONS          COM             44914M104      931     19960   SH        DEFINED              0    19960    0
INAMED                      COM             453235103      480      7585   SH        DEFINED              0     7585    0
INTUIT                      COM             461202103      494     11220   SH        DEFINED              0    11220    0
J2 GLOBAL COMMUNICATONS     COM             46626E205      445     12890   SH        DEFINED              0    12890    0
LAUREATE EDUCATION          COM             518613104      599     13575   SH        DEFINED              0    13575    0
LINEAR TECHNOLOGY           COM             535678106     3798     97995   SH        DEFINED              0    97995    0
LOWE'S COMPANIES            COM             548661107    10671    185290   SH        DEFINED              0   185290    0
MAXIM SEMICONDUCTOR         COM             57772K101     6943    163790   SH        DEFINED              0   163790    0
MEDTRONIC                   COM             585055106     7379    148565   SH        DEFINED              0   148565    0
METROLOGIC INSTRUMENTS      COM             591676101      672     31600   SH        DEFINED              0    31600    0
MICROCHIP TECHNOLOGY        COM             595017104     4181    157255   SH        DEFINED              0   157255    0
MICROSTRATEGY               COM             594972408      295      4900   SH        DEFINED              0     4900    0
NASDAQ 100 TR JAN 36.625    OPTION - PUT                    10      2000   SH  PUT   DEFINED              0     2000    0
NASDAQ 100 TR JAN 38.625    OPTION - PUT                    40      2000   SH  PUT   DEFINED              0     2000    0
NASDAQ 100 TR JUN 39        OPTION - PUT    6311009RM      425      2500   SH  PUT   DEFINED              0     2500    0
NASDAQ 100 TR JUN 44        OPTION - CALL   6311009FR       88      1250   SH  CALL  DEFINED              0     1250    0
NASDAQ 100 TR MAR 38.625    OPTION - PUT    63010I6OM      170      2000   SH  PUT   DEFINED              0     2000    0
NASDAQ 100 TR MAR 41.625    OPTION - CALL   63010I6CP      300      4000   SH  CALL  DEFINED              0     4000    0
OCCIDENTAL PETROLEUM        COM             674599105     2373     40655   SH        DEFINED              0    40655    0
P F CHANGS CHINA BISTRO     COM             69333Y108      548      9725   SH        DEFINED              0     9725    0
PETCO ANIMAL SUPPLIES       COM             716016209      827     20940   SH        DEFINED              0    20940    0
PETSMART                    COM             716768106     9166    257990   SH        DEFINED              0   257990    0
QUALCOMM                    COM             747525103    11357    267860   SH        DEFINED              0   267860    0
QUEST SOFTWARE              COM             74834T103      258     16190   SH        DEFINED              0    16190    0
RADIOSHACK                  COM             750438103      590     17930   SH        DEFINED              0    17930    0
RESPIRONICS                 COM             761230101      696     12810   SH        DEFINED              0    12810    0
SEMTECH CORP                COM             816850101      277     12665   SH        DEFINED              0    12665    0
SMITH & NEPHEW P L C        COM             83175M205      624     12065   SH        DEFINED              0    12065    0
ST. JUDE MEDICAL            COM             790849103     4352    103800   SH        DEFINED              0   103800    0
STRYKER                     COM             863667101     3994     82770   SH        DEFINED              0    82770    0
SYMANTEC                    COM             871503108     5826    226165   SH        DEFINED              0   226165    0
THE CHEESECAKE FACTORY      COM             163072101    11447    352554   SH        DEFINED              0   352554    0
TYCO INTERNATIONAL          COM             902124106    14100    394525   SH        DEFINED              0   394525    0
VARIAN MEDICAL SYSTEMS      COM             92220P105    13839    320050   SH        DEFINED              0   320050    0
WALGREEN COMPANY            COM             931422109    10606    276425   SH        DEFINED              0   276425    0
WEBEX COMMUNICATIONS        COM             94767L109      546     22960   SH        DEFINED              0    22960    0
ZIMMER HOLDINGS             COM             98956P102    11059    138030   SH        DEFINED              0   138030    0

LINE COUNT: 65

SEC13F.LNS                 D S M CAPITAL PARTNERS LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/04
                          RUN DATE: 02/08/05 8:35 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:             65

FORM 13F INFORMATION TABLE VALUE TOTAL:   $271,465,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER   NAME